Fair Value Measurement - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	¥ 83,164	¥ 184,159
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	12,622
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	70,542	184,159
Short-term Investments | Variable-Rate Financial Instruments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	70,542	184,159
Short-term Investments | Variable-Rate Financial Instruments | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	70,542	¥ 184,159
Long-term Investments | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	12,622
Long-term Investments | Equity Securities | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	¥ 12,622